Condensed Consolidated Balance Sheet (Unaudited) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 30,022	£ 40,523
Derivative financial instruments	1,178	1,472
Other financial assets at fair value through profit or loss	569	602
Loans and advances to customers	206,679	211,222
Loans and advances to banks	1,105	1,216
Reverse repurchase agreements - non-trading	15,319	12,468
Other financial assets at amortised cost	1,744	152
Macro hedge of interest rate risk	(1,033)	(630)
Financial assets at fair value through other comprehensive income	8,618	8,481
Interests in other entities	266	245
Intangible assets	1,521	1,548
Property, plant and equipment	1,475	1,512
Current tax assets	582	507
Retirement benefit assets	622	723
Other assets	2,765	2,029
Assets held for sale	13	13
Total assets	271,445	282,083
Liabilities
Derivative financial instruments	762	891
Other financial liabilities at fair value through profit or loss	973	899
Deposits by customers	189,847	195,149
Deposits by banks	16,541	20,357
Repurchase agreements - non-trading	6,623	8,411
Debt securities in issue	35,914	35,778
Subordinated liabilities	2,397	2,386
Macro hedge of interest rate risk	52	86
Other liabilities	3,297	2,501
Provisions	381	405
Deferred tax liabilities	157	188
Retirement benefit obligations	30	66
Total liabilities	256,974	267,117
Equity
Share capital	7,060	7,060
Other equity instruments	2,100	2,196
Retained earnings	5,889	6,047
Other reserves	(578)	(337)
Total equity	14,471	14,966
Total liabilities and equity	£ 271,445	£ 282,083